<SEQUENCE>1
<FILENAME>13FQ1-2010.xfd




	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, DC 20549

	FORM 13-F

	FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment {Check only one}	[] is a restatement
			[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
..

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Controller
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo  New York, NY  July 19, 2010

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager:
     Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 67

Form 13-F Information Table Value Toatl: $308,722 (x$1000)
List of Other Included Managers:
      No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                       FORM 13F INFORMATION TABLE
NAME of TITLE VALUE SHARES/ SH/ PUT/INVSTMTOTHER  VOTING AUTHORITY
ISSUEROFCLASSCUSIP(x$1000)PRNAMTPRN CALDSCRETN MANAGERSSOLESHAREDNONE
------------------ ----- ---- ---- ----- ------------ ---------------
Abovenet, Inc.        COM 00374N107  6815 144445 SH SOLE 134605  9840
Altria Group Inc      COM 02209S103   850  42400 SH SOLE  42400
America Movil SA      COM 02364W105  4049  85250 SH SOLE  77050  8200
Apache Corp           COM 037411105  1654  19648 SH SOLE  17248  2400
Apple Computer Inc.   COM 037833100  8619  34265 SH SOLE  33615   650
Artio Global InvestorsCOM 04315b107   764  48545 SH SOLE  48545
Aspen Insurance HoldinCOM G05384105  2100  84900 SH SOLE  84900
Atlas Energy, Inc.    COM 049167109   267   9856 SH SOLE   9856
Avnet Inc.            COM 053807103   482  20000 SH SOLE  20000
Bemis Company Inc     COM 081437105  1085  40200 SH SOLE  40200
BroadCom Corporation  COM 111320107   363  10995 SH SOLE  10995
CVS Corp              COM 126650100   452  15430 SH SOLE  15430
Chicago Merc Exchange COM 12572q105  6725  23885 SH SOLE  22625  1260
Cisco Systems. Inc.   COM 17275R102  8790 412500 SH SOLE 386900 25600
Cognizant Tech SolutioCOM 192446102 11880 237325 SH SOLE 224725 12600
Companhia Vale Do Rio COM 204412209  1142  46900 SH SOLE  43600  3300
Continental Resources COM 212015101  9711 217635 SH SOLE 204435 13200
Cybersource Corp.     COM 23251J106   230   8995 SH SOLE   8995
Dendreon Corp         COM 24823q107   695  21505 SH SOLE  21505
Everest Re Group Inc  COM G3223R108  1796  25400 SH SOLE  25400
Express Scripts Inc   COM 302182100 15080 320720 SH SOLE 307120 13600
Exxon Mobil Corp      COM 30231G102  4424  77512 SH SOLE  74318  3194
FiberTower Corp       COM 31567R100   228  48265 SH SOLE  36765 11500
Flextronics Intl Ltd  COM Y2573F102   973 173800 SH SOLE 173800
Freeport-McMoRan CoppeCOM 35671D857  1738  29395 SH SOLE  28195  1200
Google Inc            COM 38259P508 13278  29841 SH SOLE  27186  2655
Hertz Global Holding  COM 42805T105   206  21800 SH SOLE  21800
Intel Corp.           COM 458140100  8726 448625 SH SOLE 426425 22200
Intl. Business Mach.  COM 459200101 15905 128810 SH SOLE 116110 12700
Iridium CommunicationsCOM 46269c102   170  16900 SH SOLE  16900
Johnson & Johnson     COM 478160104   443   7494 SH SOLE   7494
Kimberly Clark Corp   COM 494368103  1007  16616 SH SOLE  13496  3120
Linn Energy, LLC      COM 536020100  5948 224015 SH SOLE 201915 22100
Mastercard Inc.       COM 57636q104  8412  42160 SH SOLE  40110  2050
Medco Health SolutionsCOM 58405U102 11218 203665 SH SOLE 196265  7400
Microsoft Corp        COM 594918104 15969 694000 SH SOLE 641926 52074
Millicom Intl Cellula COM L6388F110 71948 887475 SH SOLE 854155 33320
Mobile Telesystems ADSCOM 607409109  7714 402619 SH SOLE 376119 26500
NII Holdings Inc      COM 62913F201  1637  50325 SH SOLE  50325
NetLogic Microsystems COM 64118b100  1801  66200 SH SOLE  66200
Noble Energy Inc      COM 655044105  8757 145157 SH SOLE 138183  6974
Occidental Petroleum  COM 674599105  1458  18900 SH SOLE  18900
Oracle Corporation    COM 68389X105  4135 192700 SH SOLE 182800  9900
Petrohawk Energy Corp COM 716495106   796  46900 SH SOLE  46900
Philip Morris Internl COM 718172109  1325  28900 SH SOLE  28900
Proctor & Gamble Co.  COM 742718109  2323  38728 SH SOLE  36584  2144
Range Resources Corp  COM 75281a109   835  20800 SH SOLE  20800
Raytheon Co.          COM 755111507  1268  26200 SH SOLE  26200
Rex Energy CorporationCOM 761565100   138  13690 SH SOLE  13690
Rosetta Resources     COM 777779307   264  13350 SH SOLE  13350
STEC, Inc.            COM 784774101   296  23600 SH SOLE  23600
SXC Health Solutions  COM 78505P100  1064  14520 SH SOLE  14520
Safestitch Medical IncCOM 78645y102    63  36780 SH SOLE  36780
Schlumberger Ltd      COM 806857108   380   6875 SH SOLE   6875
SeaGate Technology    COM G7945J104   848  65000 SH SOLE  65000
Southwestern Energy CoCOM 845467109   481  12440 SH SOLE  12440
Stillwater Mining Co  COM 86074q102   290  25000 SH SOLE  25000
Symantec Corp         COM 871503108   929  66900 SH SOLE  66900
The Mosaic Company    COM 61945a107   676  17350 SH SOLE  17350
URS Corporation       COM 903236107   606  15400 SH SOLE  15400
United Technologies CoCOM 913017109  1055  16250 SH SOLE  16250
VISA Inc.             COM 92826c839  8322 117630 SH SOLE 110280  7350
Venoco, Inc           COM 92275p307  1109  67360 SH SOLE  62160  5200
Vimpel Communications COM 68370R109   607  37500 SH SOLE  14000 23500
WR Berkley Corp       COM 084423102  1458  55100 SH SOLE  55100
Warner Chilcott plc   COM g94368100 10182 445595 SH SOLE 418695 26900
Whiting Petroleum CorpCOM 966387102  3763  47980 SH SOLE  42680  5300
               </SEC-DOCUMENT>